Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2015 CNY (¥) segment	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Segment Information
Number of reportable segments | segment	3	3
Net revenues:
Net revenues	$ 3,520,160	¥ 22,802,895	¥ 11,712,834	¥ 9,196,175
Cost of revenues:
Cost of revenues	(1,450,996)	(9,399,260)	(3,261,544)	(2,478,516)
Gross profit (loss):
Gross profit	$ 2,069,164	13,403,635	8,451,290	6,717,659
Online game services
Net revenues:
Net revenues		17,314,148	9,266,158	7,864,464
Cost of revenues:
Cost of revenues		(5,393,555)	(2,111,701)	(1,649,803)
Gross profit (loss):
Gross profit		11,920,593	7,154,457	6,214,661
Advertising services
Net revenues:
Net revenues		1,789,377	1,344,829	987,467
Cost of revenues:
Cost of revenues		(599,032)	(518,691)	(461,286)
Gross profit (loss):
Gross profit		1,190,345	826,138	526,181
E-mail, e-commerce and others
Net revenues:
Net revenues		3,699,370	1,101,847	344,244
Cost of revenues:
Cost of revenues		(3,406,673)	(631,152)	(367,427)
Gross profit (loss):
Gross profit		¥ 292,697	¥ 470,695	¥ (23,183)